Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.00001428571428
Ordinary shares, authorized	3,500,000,000	3,500,000,000
Ordinary shares, issued	1,230,609,377	1,152,740,747
Ordinary shares, outstanding	1,230,609,377	1,152,740,747